Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital Group Core Equity ETF
Entity Central Index Key	0001870102
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Capital Group Core Equity ETF
Shareholder Report [Line Items]
Fund Name	Capital Group Core Equity ETF
Class Name	Capital Group Core Equity ETF
Trading Symbol	CGUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group Core Equity ETF for the period from June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGUS	$ 38	0.33%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund's shares gained 29.90% on a net asset value (NAV) basis and 29.89% on a market price basis for the year ended May 31, 2024. These results compare with a 28.19% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
During the fund’s fiscal year, the U.S. economy saw a rise in gross domestic product, personal income and employment. Increased supply of goods and a recovery in labor market contributed to easing inflation. However, high interest rates dampened consumer spending on durable goods and investments in multifamily residential properties. Returns from mega-cap companies, particularly those focused on artificial intelligence, drove market returns.
Overall, each of the fund’s sectors added positive returns to the portfolio, with communication services, information technology and industrials particularly additive. Utilities and consumer discretionary holdings also saw returns surpassing that of the overall portfolio.
The fund’s primary detractor was its small cash holdings, which is designed to help reduce impact of declines in equity securities and to provide capital for further investment. Holdings in health care, consumer staples and real estate shares, while still positive, were below the portfolio’s overall return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]	How a hypothetical $10,000 investment has grown Figures assume reinvestment of dividends and capital gains.
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
Capital Group Core Equity ETF (at net asset value) 2	29.90%	12.34%
Capital Group Core Equity ETF (at market price) 2	29.89	12.41
S&P 500 Index 3	28.19	11.18
1
The fund began investment operations on
February 22, 2022
.
2
Investment results assume all distributions are reinvested and reflect applicable fees a nd
expenses. When applicable, result
s ref
lect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Feb. 22, 2022
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,718,000,000
Holdings Count | Holdings	118
Advisory Fees Paid, Amount	$ 6,000,000
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 2,718
Total number of portfolio holdings	118
Total advisory fees paid (in millions)	$ 6
Portfolio turnover rate	22%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)